Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Baomi Technology [Member]
Summary of estimated fair values of the assets acquired and liabilities assumed

	Baomi Technology
	RMB	US$
Cash and cash equivalents	30,849	4,741
Other current assets	12,807	1,968
Intangible assets, net	7,728	1,188
Property and equipment, net	80	12
Goodwill	12,928	1,987
Deferred tax assets	1,155	178
Other current liabilities	(9,427)	(1,448)
Deferred tax liabilities	(1,155)	(178)

Total fair value of purchase price consideration	54,965	8,448

Fair value of noncontrolling interests	13,167	2,024

News Republic
Summary of estimated fair values of the assets acquired and liabilities assumed

RMB
Cash and cash equivalents	21,857
Restricted cash	402
Accounts receivable, net	5,171
Prepayments and other current assets	2,877
Deferred tax assets	33,300
Property and equipment, net	334
Intangible assets:
Supplier relationship	42,763
Trademark	23,027
Non-compete agreement	6,579
Technology	5,263
Goodwill	277,492
Short-term loans	(5,555)
Accounts payable	(13,493)
Accrued expenses and other current liabilities	(5,701)
Long-term loans	(3,960)
Deferred tax liabilities	(25,875)

Total fair value of purchase price consideration	364,481

Schedule of purchase consideration

RMB
Total purchase price comprised of:
-Cash consideration	339,414
-Contingent consideration in cash	25,067

Total	364,481

MobPartner
Schedule of purchase consideration

RMB
Total purchase price comprised of:
-Cash consideration	273,726
-Equity consideration	23,309
-Contingent consideration in cash	17,202

Total	314,237

Moxiu Technology
Schedule of purchase consideration

RMB
Total purchase price comprised of:
- Cash consideration	25,000
- Fair value of previously held equity interests	63,488

Total	88,488

2015 acquisitions
Summary of estimated fair values of the assets acquired and liabilities assumed

	MobPartner	Moxiu Technology	Others	Total
	RMB	RMB	RMB	RMB
Cash and cash equivalents	60,150	26,732	—	86,882
Accounts receivable, net	37,308	1,043	—	38,351
Prepayments deposits and other current asset	1,091	767	33	1,891
Property and equipment, net	1,207	2,270	—	3,477
Other non-current assets	465	5,065	—	5,530
Accounts payable	(41,774)	(259)	—	(42,033)
Accrued expenses and other current liabilities	(7,633)	(7,361)	—	(14,994)
Other non-current liabilities	(10,028)	—	—	(10,028)
Intangible assets:
- Trademarks	13,515	6,000	—	19,515
- Technology	—	6,200	7,572	13,772
- User base	—	430	7,994	8,424
- Customer relationship	6,266	—	—	6,266
- Platform	67,579	—	—	67,579
Deferred tax liabilities	(29,117)	(1,895)	—	(31,012)
Goodwill	215,208	111,720	21,982	348,910

Total fair value of purchase price consideration	314,237	88,488	37,581	440,306

Fair value of noncontrolling interests	—	62,224	—	62,224